Details to the consolidated cash flow statements (Details 7) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Statement [line items]
Net cash flows used in investing activities from discontinued operations	$ (127)
Net cash flows used in financing activities from discontinued operations	$ (50)